Share capital and other equity - Movement in shares (Details) - GBP (£) shares in Thousands, £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Value of shares
Equity at beginning of period		£ 36,496	£ 41,803	[1]	£ 43,824
Ordinary shares issued	[2]				1,024
Equity at end of period		37,188	36,496		41,803	[1]
Ordinary shares
Value of shares
Equity at beginning of period		10,539	11,468
Shares cancellation		(856)	(929)
Equity at end of period		£ 9,683	£ 10,539		£ 11,468
Number of shares
At 1 January		9,786,024	11,467,982
Shares cancellation		(794,287)	(929,188)
Share consolidation			(752,770)
At 31 December		8,991,737	9,786,024		11,467,982

[1]	In 2021, the Total equity balance of £41,803 million includes £494 million attributable to Preference shareholders.
[2]	There was an issue of shares in 2021. This is split between Ordinary share capital of £37 million and Share premium of £50 million.